Derivative Financial Instruments (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Forward Commitments To Sell Mortgage Loans [Member]
Derivative [Line Items]
Aggregate notional amount of derivatives	$ 295,000,000	$ 138,100,000
Cumulative net gain reported as a component of other assets	2,400,000	1,700,000
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Aggregate notional amount of derivatives	184,000,000	147,900,000
Cumulative net gain reported as a component of other assets	$ 124,000,000	$ 249,000